Changes in Accumulated Other Comprehensive (Loss) Income	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Changes in Accumulated Other Comprehensive (Loss) Income	Changes in Accumulated Other Comprehensive (Loss) Income
The following table summarizes the changes in accumulated other comprehensive (loss) income, which is reported as a component of shareholders’ equity, for the years ended December 31, 2022 and 2021:

	Accumulated Other Comprehensive (Loss) Income
	Years ended
	December 31, 2022	December 31, 2021
	$	$
Balance, beginning of the year	(5,974)	8,770

Other comprehensive (loss) income before reclassifications	(33,652)	2,791
Loss (gain) on cash flow hedges reclassified from accumulated other comprehensive (loss) income to earnings were as follows:
Cost of revenues	864	(1,001)
Sales and marketing	5,046	(6,212)
Research and development	13,338	(12,514)
General and administrative	3,964	(3,125)
Tax effect on unrealized loss (gain) on cash flow hedges	(59)	5,317
Other comprehensive loss, net of tax	(10,499)	(14,744)
Balance, end of the year	(16,473)	(5,974)